Fees and Expenses	Nov. 10, 2026
CWP Premium Growth ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, including fees paid in connection with participation in investment advisory programs (some of which are payable to the Adviser), which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)(2)	0.06%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.30%
Acquired Fund Fees and Expenses(2)(3)	0.18%
Total Annual Fund Operating Expenses	0.54%

(1)	The management fee is paid in its entirety to the Sub-Adviser by the Adviser. The current sub-advisory fee, which the Adviser pays out of the management fee received from the Fund under the Investment Advisory Agreement, is computed daily at an annual rate based on the greater of (1) a $50,000 minimum fee or (2) the daily net assets of the Fund in accordance with the following fee schedule: the $50,000 minimum fee or 0.060% on the first $250 million in assets, 0.050% on the second $250 million, and 0.040% for assets above $500 million. The management fee under the Investment Advisory Agreement has the same fee rate schedule.
(2)	Estimated for the current fiscal year.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example Narrative [Text Block]	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$55	$173

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

CWP Premium Dividend ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, including fees paid in connection with participation in investment advisory programs (some of which are payable to the Adviser), which are not reflected in the table and Example below.

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)(2)	0.06%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.30%
Acquired Fund Fees and Expenses(2)(3)	0.14%
Total Annual Fund Operating Expenses	0.50%

(1)	The management fee is paid in its entirety to the Sub-Adviser by the Adviser. The current sub-advisory fee, which the Adviser pays out of the management fee received from the Fund under the Investment Advisory Agreement, is computed daily at an annual rate based on the greater of (1) a $50,000 minimum fee or (2) the daily net assets of the Fund in accordance with the following fee schedule: the $50,000 minimum fee or 0.060% on the first $250 million in assets, 0.050% on the second $250 million, and 0.040% for assets above $500 million. The management fee under the Investment Advisory Agreement has the same fee rate schedule.
(2)	Estimated for the current fiscal year.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example Narrative [Text Block]	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$51	$160

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.